Leases - Schedule of Lease Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Leases [Abstract]
Operating leases	$ 17.0	$ 18.4
Short-term leases	2.1	1.0
Variable leases	0.0	0.1
Finance leases	0.9	0.3
Interest on lease liabilities	0.1	0.1
Total lease expense	$ 20.1	$ 19.9